DISCONTINUED OPERATIONS CLASSIFIED AS HELD FOR SALE - Summarized Results of Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net income including noncontrolling interest									$ (133.3)	$ (174.4)	$ (148.4)
Net income attributable to noncontrolling interest										(4.4)	(3.9)
Net income from discontinued operations, net of tax	$ 34.9	$ 28.3	$ 25.2	$ 44.9	$ 2.2	$ 107.2	$ 27.6	$ 41.8	133.3	178.8	152.3
ChampionX | Discontinued Operations, Held-for-sale
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales									2,344.3	2,446.1	2,304.8
Cost of sales (including special charges)									1,677.6	1,750.6	1,649.6
Selling, general and administrative expenses									406.7	462.8	461.0
Special (gains) and charges									91.4	14.0	(8.6)
Operating income									168.6	218.7	202.8
Other (income) expense									0.7
Interest expense (income), net									0.5	1.2	0.4
Income before income taxes									167.4	217.5	202.4
Provision for income taxes									34.1	43.1	54.0
Net income including noncontrolling interest									133.3	174.4	148.4
Net income attributable to noncontrolling interest										(4.4)	(3.9)
Net income from discontinued operations, net of tax									133.3	178.8	152.3
Special (gains) and charges, including non-controlling interest									91.4	18.8	17.5
ChampionX | Discontinued Operations, Held-for-sale | Product and sold equipment
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales									2,109.9	2,225.0	2,080.6
Cost of sales (including special charges)									1,488.9	1,567.9	1,460.3
ChampionX | Discontinued Operations, Held-for-sale | Service and lease equipment
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales									234.4	221.1	224.2
Cost of sales (including special charges)									$ 188.7	$ 182.7	$ 189.3